SUBSEQUENT EVENTS - Narrative (Details) - Potential ordinary share transactions - EUR (€) € / shares in Units, € in Millions		2 Months Ended
	Feb. 19, 2026	Feb. 13, 2026
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in Euro per share)	€ 3.615
Dividends declared, aggregate amount	€ 640.0
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates		16,921,249
Common shares | Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Shares assigned (repurchased) and other changes (in shares)		(276,643)
Consideration paid to repurchase shares		€ 82.0